Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Net Operating Loss Carry-Forwards	$ 5,146,492	$ 5,350,576
Depreciable and Amortizable Assets		(20,520)
Stock Based Compensation	240,913	134,725
Amortization of debt discount	7,237
Loss Reserve		457
Accrued Compensation	166,597	133,163
Other		32,481
Total	5,561,239	5,630,882
Less Valuation Allowance	(5,561,239)	(5,630,882)
Net Deferred Tax Assets (Liabilities)